Fixed Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fixed Assets

Note 5Fixed Assets

The components of fixed assets are summarized below:

	March 31,	December 31,
	2024	2023
Office equipment	$5,932	$3,335
Medical equipment	7,143	1,000
	13,075	4,335
Less accumulated depreciation	(1,296)	(678)
Fixed Assets, net	$11,779	$3,657

During the three months ended March 31, 2024, the Company purchased office and medical equipment with a useful life of 3 years. Depreciation expense totaling $618 and $47 was recorded during the three months ended March 31, 2024 and 2023, respectively.

Note 5 Fixed Assets

The components of fixed assets are summarized below:

	December 31,	December 31,
	2023	2022
Office equipment	$3,335	$—
Medical equipment	1,000	—
	4,335	—
Less accumulated depreciation	(678)	—
Fixed Assets, net	$3,657	$—

During the year ended December 31, 2023, the Company purchased medical equipment with a useful life of 3 years. Depreciation expense totaling $678 and $0 was recorded during the years ended December 31, 2023 and 2022, respectively.

IDoc Virtual Telehealth Solutions, Inc.
Fixed Assets
Note 3	Fixed Assets

The components of fixed assets are summarized below:

	March 31,	December 31,
	2024	2023
Office equipment	$28,506	$28,506
Medical equipment	89,246	89,246
Furniture	6,153	6,153
Leasehold improvements	7,311	7,311
	131,216	131,216
Less accumulated. Depreciation	(20,920)	(17,172)
Fixed Assets, net	$110,296	$114,044

The Company recorded $3,748 and $3,074 in depreciation expenses during the three months ended March 31, 2024 and 2023, respectively.

Note 4Fixed Assets

The components of fixed assets are summarized below:

	December 31,	December 31,
	2023	2022
Office equipment	$28,506	$28,506
Medical equipment	89,246	13,976
Furniture	6,153	—
Leasehold improvements	7,311	—
	131,216	42,482
Less accumulated. Depreciation	(17,172)	(3,776)
Fixed Assets, net	$114,044	$38,706

The Company recorded $13,396 and $3,776 in depreciation expense during the years ended December 31, 2023 and 2022, respectively.